Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of domestic and foreign income (loss) before taxes
The Company’s Loss before provision for income taxes includes the following components for the years ended December 31, 2025 and 2024:

	Years Ended
	December 31, 2025	December 31, 2024
Domestic	$(67,069)	$(87,443)
Foreign	(11,145)	(25,915)
Total	$(78,214)	$(113,358)

Schedule of tax provision amounts recognized in the Consolidated Statements of Operations
The Company’s Provision for income taxes for the years ended December 31, 2025 and 2024 consisted of the following:

	Years Ended
	December 31, 2025	December 31, 2024
Current:
Federal	$138,070	$135,598
State	21,682	15,540
Foreign	3,800	1,884
Total current income tax expense	163,552	153,022

Deferred:
Federal	$(19,726)	$(24,744)
State	(14,334)	(25,635)
Foreign	(5,803)	(4,392)
Total deferred income tax expense	(39,863)	(54,771)

Provision for income taxes	$123,689	$98,251

Schedule of a reconciliation of the statutory income tax rate to the Company's effective income tax rate
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2025 is as follows:

	Year Ended
	December 31, 2025
	$	%
Benefit from income taxes computed using U.S. federal statutory income tax rate(1)	$(16,416)	21%
State and local income tax, net of federal income tax effect(2)	7,562	(10)%
Impact of U.S. tax on foreign operations	1,632	(2)%
Foreign tax effects	1,022	(1)%
Effect of change in tax law or rates enacted in current period	(1,192)	2%
Share-based compensation	2,616	(3)%
Non-deductible expenses	3,117	(4)%
Increase in uncertain tax position(3)	97,843	(125)%
Increase in valuation allowance	31,759	(41)%
Penalties and interest	1,593	(2)%
Other	(5,847)	7%
Provision for income taxes	$123,689	(158)%

(1) As the Company’s operations are primarily based in the United States, the tax rate reconciliation has been prepared using the U.S. federal statutory tax rate of 21%.
(2) Primarily represents income tax expense generated in Pennsylvania, Maryland, Illinois and Florida.
(3) Primarily related to the Company's Section 280E Position.
A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective tax rate for the year ended December 31, 2024 is as follows:

	Year Ended
	December 31, 2024
	$	%
Benefit from income taxes computed using U.S. federal statutory income tax rate(1)	$(23,805)	21%
State income taxes, net of federal income tax benefit	(22,643)	20%
Impact of U.S. tax on foreign operations	706	(1)%
Share-based compensation	944	(1)%
Non-deductible expenses	2,204	(2)%
Increase in uncertain tax position	121,969	(108)%
Increase in valuation allowance	15,424	(14)%
Penalties and interest	16,216	(14)%
Other	(12,764)	11%
Provision for income taxes	$98,251	(87)%

(1) As the Company’s operations are primarily based in the United States, the tax rate reconciliation has been prepared using the U.S. federal statutory tax rate of 21%.

Schedule of Income Taxes Paid, Net
Cash paid for income taxes, net of refunds received, by jurisdiction for the year ended December 31, 2025 was as follows:

Year Ended
Jurisdiction:	December 31, 2025
Federal	$9,575
State	16,894
Foreign	589
Cash paid for income taxes, net of refunds received	$27,058

Schedule of deferred tax assets not recognized
The components of the Company’s deferred tax assets and liabilities as of December 31, 2025 and 2024 were as follows:

	As of
	December 31, 2025	December 31, 2024
Deferred tax assets:
Net operating loss carryforward	$218,402	$202,940
163j interest carryovers	86,869	71,132
Stock compensation	14,773	10,307
Accrued and prepaid expenses	2,348	2,088
Other	165	60
Total deferred tax assets	322,557	286,527
Deferred tax liabilities:
Depreciation and amortization	(232,329)	(264,588)
Inventory	(2,746)	(1,904)
Total deferred tax liabilities	(235,075)	(266,492)
Valuation allowance(1)	(299,041)	(264,407)
Net deferred tax liabilities	$(211,559)	$(244,372)

(1)As of December 31, 2025 and 2024, the Company maintained a valuation allowance against deferred tax assets related to certain U.S. federal and state operations as well as its international operations in France, the U.K., Canada and Germany.

Schedule of unrecognized tax benefits
The following table summarizes the activity within the Company’s unrecognized tax benefits from continuing operations for the years ended December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Balance at beginning of the year	$432,341	$56,931
Additions based on tax positions related to the current year	119,792	130,790
Additions based on refunds requested but not yet received related to prior years	36,389	91,645
Additions based on refunds received related to prior years	16,176	9,983
Additions and subtractions for tax positions of prior years	(2,339)	164,249
Subtractions based on acquisitions	—	(10,348)
Lapse of statute of limitations	(14,533)	(10,909)
Balance at the end of the year	$587,826	$432,341